Business Activity (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Segment Information

Segment Information for the Years ended December 31,

2012	Total	TMP	CCPI
Gross Sales	$7,296,401	$6,440,058	$856,343
Gross Profit (Loss)	$4,095,010	$5,103,184	$(1,008,174)
Comprehensive Income (Loss)	$(9,586,182)	$(8,578,008)	$(1,008,174)
Total Assets	$11,775,360	$14,453,535	$(2,678,175)
less Eliminations	$-	$(2,705,802)	$2,705,802
Net Total Assets	$11,775,360	$11,747,733	$27,627

2011	Total	TMP	CCPI
Gross Sales	$8,809,668	$8,282,734	$526,934
Gross Profit (Loss)	$6,052,635	$7,033,212	$(980,577)
Comprehensive Income (Loss)	$(4,180,259)	$(3,089,429)	$(1,090,830)
Total Assets	$8,977,776	$12,844,524	$(3,866,748)
less Eliminations	$-	$(3,979,936)	$3,979,936
Net Total Assets	$8,977,776	$8,864,588	$113,188